PLANT AND EQUIPMENT, NET (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Depreciation expenses				$ 923	$ 7,141	$ 1,678
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Depreciation expenses	$ 1,754	$ 13,720	$ 839		$ 7,141